Fair value hierarchy (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 512,826,507	$ 574,605,215
Liabilities	271,217,631	271,380,794
Recurring fair value measurement | Available for sale financial assets | Mutual Funds
Disclosure of fair value measurement of assets [line items]
Assets	$ 259,352	$ 243,751
Valuation techniques and key inputs	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities markets in India.	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities markets in India.
Recurring fair value measurement | Available for sale financial assets | Mutual Funds | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	$ 259,352	$ 243,751
Recurring fair value measurement | Available for sale financial assets | Mutual Funds | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Available for sale financial assets | Listed Securities
Disclosure of fair value measurement of assets [line items]
Assets	$ 138,682	$ 108,036
Valuation techniques and key inputs	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities market in India.	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities market in India.
Recurring fair value measurement | Available for sale financial assets | Listed Securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	$ 138,682	$ 108,036
Recurring fair value measurement | Available for sale financial assets | Listed Securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Derivative Liability | Forward Contracts
Disclosure of fair value measurement of assets [line items]
Liabilities	$ 0	$ 0
Valuation techniques and key inputs	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Recurring fair value measurement | Derivative Liability | Forward Contracts | Level 1
Disclosure of fair value measurement of assets [line items]
Liabilities	$ 0	$ 0
Recurring fair value measurement | Derivative Liability | Forward Contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Derivative Assets | Forward Contracts
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0
Valuation techniques and key inputs	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Recurring fair value measurement | Derivative Assets | Forward Contracts | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0
Recurring fair value measurement | Derivative Assets | Forward Contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0